Income Taxes - Summary of Available Temporary Differences Not Recognized (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	$ 661,636	$ 708,623
Tax Losses (Non-capital)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	416,816	461,123
Tax Losses (Capital)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized		36,951
Unused Research and Development Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	115,491	86,255
Undeducted Financing Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	21,258	19,007
Interest Expenses Carried Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	5,358	7,433
Trade and Other Payable
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	4,022	1,579
Capital Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	4,673	1,753
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	81,899	88,980
Start-up Expense
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	4,569	4,290
Unrealized Loss on Exchange Rate
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	6,612
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	$ 938	$ 1,252